4. Film and Television Costs, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Film And Television Costs Net
Schedule of film and television costs activity
Total
Film and Television Costs, Net as of December 31, 2016	$2,260,964
Additions to Film and Television Costs	2,863,076
Capitalized Interest	187,883
Film Amortization Expense	(2,534,835)
Film and Television Costs, Net as of December 31, 2017	2,777,088
Additions to Film and Television Costs	1,766,865
Capitalized Interest	42,919
Film Amortization Expense	(250,655)
Film and Television Costs, Net as of March 31, 2018	$4,336,217

Total
Film and Television Costs, Net as of December 31, 2015	$1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of December 31, 2016	2,260,964
Additions to Film and Television Costs	2,863,076
Capitalized Interest	187,883
Film Amortization Expense	(2,534,835)
Film and Television Costs, Net as of December 31, 2017	$2,777,088